VISTA POINT ASSETS LLC ABS-15G

Exhibit 99.5 - Schedule 8

TPR Firm:	Incenter	Date Submitted:	9/6/2024
Client Name:	Vista Point	Report:	Exception Report - Loan
Client Project:	VSTA 2024-CES2	Loans in report:	2

Report Date	Loan Number	Incenter ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
9/6/2024	123456788	XXX	XXX	XXX	1) //UPDATE: 04/20/2023 Received only page 1 of a 1003 marked as borrower "Unmarried". NEED Full Copy of Final Signed 1003 reflecting borrower as "Unmarried".1003 Loan Applications in file reflect Borrower as "Married", however, Vesting on Deed of Trust reflects Borrower as "An Unmarried Man".
COMMENTS: 04/20/2023 Received Final Signed 1003 reflecting "Unmarried" box marked on page 1.

							//UPDATE: 04/20/2023 Received only page 1 of a 1003 marked as borrower "Unmarried". NEED Full Copy of Final Signed 1003 reflecting borrower as "Unmarried".			Compensating Factors: 1. Fico score XXX. Minimum required 700 2. DTI XXX%. Max allowed 50% 3. XXX months reserves	4/18/2023	Primary Residence	XXX	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
9/6/2024	123456789	XXX	XXX	XXX	1) //UPDATE: 06/14/2023 Received full copy of Deed of Trust inclusive of complete 3 page MERS Rider, however, page 6 is still missing the "Other" box marked and description of "MERS Rider" for attachment.incomplete - missing pages 2 and 3 of the MERS rider. Need full copy of Deed of Trust inclusive of "Other" box marked on page 6 with description of "MERS Rider" and complete 3 page MERS Rider attached with Legal Description and 1-4 Family Rider also attached.
COMMENTS: 06/21/2023 Received notification from Title that box not marked does not affect lien position.  Reviewed with Management and agree.

//UPDATE:  06/14/2023 Received full copy of Deed of Trust inclusive of complete 3 page MERS Rider, however, page 6 is still missing the "Other" box marked and description of "MERS Rider" for attachment.

2) This loan failed TRID timing of disclosures. Disclosure Tracking Summary in file reflects a PCCD was Sent XXX, however, there is no corresponding Post Consummation Closing Disclosure in file. Unable to complete regulatory compliance check or TRID Monitoring.
COMMENTS: 06/14/2023  Received Email/Correspondence that reflects this was a technical error. Closing Disclosure in file dated XXX is the Closing Disclosure reflected on the Disclosure Tracking Summary as XXX.

3) Deed of Trust reflects box marked for 1-4 Family Rider to be attached, however, 1-4 Family Rider is missing.  Need full copy of Deed of Trust inclusive of Legal Description, 1-4 Family Rider and MERS Rider.
COMMENTS: 06/14/2023 Received full copy of Deed of Trust with Signed 1-4 Family Rider attached.

4) //UPDATED 06/15/2023 Received and reviewed Gap Credit report no new debt noted updated current liabilities DTI still within guidelines// Missing Gap Credit report.
COMMENTS: 06/15/2023 Gao credit report reviewed liabiltied updated no new debt incurred

5) UPDATED 6/29/23: Received revised 1008 removing Rental Income.   ///    Missing updated signed lease agreement for subject property; the lease agreement in the file expired on XXX.
COMMENTS: UPDATED 6/29/23: Received revised 1008 removing Rental Income.

6) Missing clearance of high impact items on the fraud report.
COMMENTS: 6/16/23 Rcvd

7) UPDATED 6/29/23: Received lender LOX and revised page 5 of 1003.   ///   Missing LOE regarding borrower applying for new credit on or before closing of subject loan; disclosed by borrower on 1003 Section 5a item D2.
COMMENTS: UPDATED 6/29/23: Received lender LOX and revised page 5 of 1003.

8) 1003 indicates the borrower declared bankruptcy within the past XXX years; missing evidence the bankruptcy meets the 4 year seasoning requirement.
COMMENTS: 6/16/23 Rcvd and meets 4+ years of seasoning requirement

9) 1003 reflects the borrower is receiving 100% of the rental income for the subject property and the property located at XXX, but the lease agreements reflect the landlord signature is XXX. Missing clarification.
COMMENTS: 6/16/23 Seller addressed concern.	1) This loan failed TRID zero fee tolerance. Changed Circumstance in file reflects Broker to cure under disclosed Appraisal Fee, however, Closing Disclosure dated XXX does not reflect Broker's Cure resulting in the below TRID Tolerance Violations.This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.00.
								COMMENTS: 06/28/2023 Received PC CD and copy of reimbursement check for $XXX.00. Entered into CE and received a Pass result for Reimbursement testing.		Compensating Factors: 1) DTI XXX%, max 50% 2) CLTV XXX%, max 75% 3) Residual income of $XXX	6/5/2023	Primary Residence	XXX	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1